Benefit from Income Tax (Detail) $ in Thousands	4 Months Ended
Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Benefit for income taxes at statutory federal rate	$ (1,248)
State income tax (benefit), net of federal benefit	(225)
Share-based compensation	80
Research and development tax credits	(28)
Other	13
Valuation allowance	1,408
Income tax expense	$ 0